Deferred income tax (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Not recognized as deferred tax assets	$ 31.7	$ 35.3
Future income tax rate for the year 2019	30.00%
Future income tax rate for the year 2020 and thereafter	25.00%
Uruguay
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Future income tax rate for the year 2019	30.00%
Future income tax rate for the year 2020 and thereafter	25.00%
Italy
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	27.50%
Armenia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	20.00%
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	34.00%
Ecuador
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
SPAIN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	25.00%
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of temporary differences in Deferred income taxes	22.00%